Related Party Transactions - Income (Expenses) with Related Parties (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Related Party Transaction [Line Items]
Net income / (expenses)	$ (17)	$ (776)	$ (34)	$ (1,562)
Luna Pool Agency Limited
Related Party Transaction [Line Items]
Net income / (expenses)	(1)	(28)	(3)	(36)
Ocean Yield Malta Limited
Related Party Transaction [Line Items]
Net income / (expenses)	0	(732)	0	(1,495)
Ultranav Business Support ApS
Related Party Transaction [Line Items]
Net income / (expenses)	$ (16)	$ (16)	$ (31)	$ (31)